Costs and expenses by nature: Additional information (Details) $ in Thousands, $ in Thousands						12 Months Ended
	Jan. 01, 2024	Nov. 05, 2021 MXN ($)	Nov. 05, 2021 USD ($)	Feb. 18, 2021 MXN ($)	Feb. 18, 2021 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Disclosure of geographical areas [line items]
Right of use of assets under concession						$ 2,557,670	$ 1,496,142		$ 1,424,066
Amount received Under ARPA Act							252,366	$ 14,268	350,901	$ 17,515
Mexico
Disclosure of geographical areas [line items]
Right of use of assets under concession						1,728,174	$ 820,230		$ 733,168
Percentage of revenue	9.00%						5.00%	5.00%	5.00%	5.00%
Colombia (Airplan)
Disclosure of geographical areas [line items]
Right of use of assets under concession						$ 629,900	$ 495,478		$ 504,953
Percentage of revenue						19.00%	19.00%	19.00%	19.00%	19.00%	19.00%
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Right of use of assets under concession						$ 199,596	$ 180,434		$ 185,945
Percentage of revenue						5.00%	5.00%	5.00%	5.00%	5.00%
Amount of grant offer under CRRSA Act.				$ 210,574	$ 10,577
Number of years for fund usage of grant offer under CRRSA Act.				4 years	4 years
Pertinent expense, net under CRRSA Act.									$ 96,376	$ 9,594
Number of years for fund usage of gran offer under ARP Act.		4 years	4 years
Amount of grant offer under ARP Act		$ 731,106	$ 35,716
Additional Amount Received To Reimburse Commercial Clients Under Arpa Act							$ 78,885	$ 3,933
Puerto Rico (Aerostar) | Amortization Of Insurance And Bonding
Disclosure of geographical areas [line items]
Amount received Under ARPA Act									126,285
Puerto Rico (Aerostar) | Salaries
Disclosure of geographical areas [line items]
Amount received Under ARPA Act									109,241
Puerto Rico (Aerostar) | Taxes and duties
Disclosure of geographical areas [line items]
Amount received Under ARPA Act						$ 220,414			74,934
Puerto Rico (Aerostar) | Cleaning Services
Disclosure of geographical areas [line items]
Amount received Under ARPA Act						$ 31,952			22,937
Puerto Rico (Aerostar) | Other Pertinent Expenses
Disclosure of geographical areas [line items]
Amount received Under ARPA Act									$ 17,504